Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Loans	¥ 1,341,938		¥ 2,430,787
Credit loss allowance for loans receivable	(214,550)		(294,355)	¥ (427,873)	¥ (382,012)
Loans receivable, net	¥ 1,127,388	$ 158,789	¥ 2,136,432